Document And Entity Information	Feb. 25, 2025
Document Information [Line Items]
Entity, Registrant Name	PERMA-PIPE INTERNATIONAL HOLDINGS, INC.
Document, Type	8-K
Document, Period End Date	Feb. 25, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-32530
Entity, Tax Identification Number	36-3922969
Entity, Address, Address Line One	24900 Pitkin Road, Suite 309
Entity, Address, City or Town	Spring
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77386
City Area Code	847
Local Phone Number	966-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Current Fiscal Year End Date	--01-31
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	PPIH
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000914122